Financial Instrument Risk Management - Risk Sensitivities (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Disclosure of credit risk exposure [line items]
Impact of re-balancing equity hedges, 10% change in equity markets	0.02
Impact of re-balancing equity hedges, 10% change in equity markets	0.05
Increments of rounding	$ 25
Impact of re-balancing interest rate hedges, 50bps change in interest rates	0.0010
25% decrease | Equity price risk
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	$ (400)	$ (300)
10% decrease | Equity price risk
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(175)	(125)
10% decrease | Real estate sensitivities
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(475)	(500)
10% increase | Equity price risk
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	175	125
10% increase | Real estate sensitivities
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	475	500
25% increase | Equity price risk
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	425	325
50 basis point decrease | Interest rate risk | FVTPL
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(25)	(100)
50 basis point decrease | Interest rate risk | FVOCI
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	200	225
50 basis point decrease | Credit risk | FVTPL
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	50	50
50 basis point decrease | Credit risk | FVOCI
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	200	200
50 basis point increase | Interest rate risk | FVTPL
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	50	75
50 basis point increase | Interest rate risk | FVOCI
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(200)	(225)
50 basis point increase | Credit risk | FVTPL
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(50)	(50)
50 basis point increase | Credit risk | FVOCI
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(175)	(200)
20 basis point decrease | Swap spread sensitivities | FVTPL
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(25)	(25)
20 basis point increase | Swap spread sensitivities | FVTPL
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	$ 25	$ 25